SEGMENT INFORMATION - Information by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Premiums	$ 53,021	$ 52,409	$ 45,959
Services	969	1,406	2,164
Total revenues-external customers	53,990	53,815	48,123
Total revenues	54,379	54,289	48,500
Investment income	389	474	377
Benefits	45,007	44,269	38,166
Operating costs	7,277	7,318	7,639
Depreciation and amortization	354	355	333
Total operating expenses	52,638	51,942	46,138
Income from operations	1,741	2,347	2,362
Gain on sale of business	0	270	0
Interest expense	189	186	192
Income before income taxes	1,552	2,431	2,170
Individual Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	31,863	29,526	25,782
Group Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	4,283	5,588	5,490
Medicare stand-alone PDP
Segment Reporting Information [Line Items]
Premiums	4,009	3,846	3,404
Total Medicare
Segment Reporting Information [Line Items]
Premiums	40,155	38,960	34,676
Fully-insured
Segment Reporting Information [Line Items]
Premiums	8,897	9,736	8,604
Specialty
Segment Reporting Information [Line Items]
Premiums	1,279	1,316	1,354
Medicaid and other
Segment Reporting Information [Line Items]
Premiums	2,690	2,397	1,325
Provider
Segment Reporting Information [Line Items]
Services	278	695	1,277
ASO and other
Segment Reporting Information [Line Items]
Services	660	681	788
Pharmacy
Segment Reporting Information [Line Items]
Services	31	30	99
Operating Segments | Retail
Segment Reporting Information [Line Items]
Premiums	43,223	41,605	36,177
Services	6	8	37
Total revenues-external customers	43,229	41,613	36,214
Total revenues	43,319	41,735	36,303
Investment income	90	122	89
Benefits	36,783	36,052	31,025
Operating costs	4,650	4,267	3,843
Depreciation and amortization	196	157	138
Total operating expenses	41,629	40,476	35,006
Income from operations	1,690	1,259	1,297
Gain on sale of business		0
Interest expense	0	0	0
Income before income taxes	1,690	1,259	1,297
Operating Segments | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	6,696	6,830	6,712
Services	643	658	741
Total revenues-external customers	7,339	7,488	7,453
Total revenues	7,386	7,542	7,501
Investment income	25	34	30
Benefits	5,233	5,382	5,269
Operating costs	1,727	1,755	1,930
Depreciation and amortization	82	84	94
Total operating expenses	7,042	7,221	7,293
Income from operations	344	321	208
Gain on sale of business		0
Interest expense	0	0	0
Income before income taxes	344	321	208
Operating Segments | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Services	310	726	1,377
Total revenues-external customers	310	726	1,377
Total revenues	25,312	23,776	20,353
Investment income	30	0	0
Benefits	0	0	0
Operating costs	24,073	22,598	19,414
Depreciation and amortization	143	156	168
Total operating expenses	24,216	22,754	19,582
Income from operations	1,096	1,022	771
Gain on sale of business		0
Interest expense	0	0	0
Income before income taxes	1,096	1,022	771
Operating Segments | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	3,064	3,939	3,019
Services	0	0	0
Total revenues-external customers	3,064	3,939	3,019
Total revenues	3,069	3,943	3,020
Investment income	5	4	1
Benefits	3,301	3,589	2,398
Operating costs	601	756	647
Depreciation and amortization	36	31	23
Total operating expenses	3,938	4,376	3,068
Income from operations	(869)	(433)	(48)
Gain on sale of business		0
Interest expense	0	0	0
Income before income taxes	(869)	(433)	(48)
Operating Segments | Individual Medicare Advantage | Retail
Segment Reporting Information [Line Items]
Premiums	31,863	29,526	25,782
Operating Segments | Individual Medicare Advantage | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Individual Medicare Advantage | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Individual Medicare Advantage | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Group Medicare Advantage | Retail
Segment Reporting Information [Line Items]
Premiums	4,283	5,588	5,490
Operating Segments | Group Medicare Advantage | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Group Medicare Advantage | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Group Medicare Advantage | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare stand-alone PDP | Retail
Segment Reporting Information [Line Items]
Premiums	4,009	3,846	3,404
Operating Segments | Medicare stand-alone PDP | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare stand-alone PDP | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare stand-alone PDP | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Total Medicare | Retail
Segment Reporting Information [Line Items]
Premiums	40,155	38,960	34,676
Operating Segments | Total Medicare | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Total Medicare | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Total Medicare | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Fully-insured | Retail
Segment Reporting Information [Line Items]
Premiums	428	304	246
Operating Segments | Fully-insured | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	5,405	5,493	5,339
Operating Segments | Fully-insured | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Fully-insured | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	3,064	3,939	3,019
Operating Segments | Specialty | Retail
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Specialty | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	1,279	1,316	1,354
Operating Segments | Specialty | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Specialty | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid and other | Retail
Segment Reporting Information [Line Items]
Premiums	2,640	2,341	1,255
Operating Segments | Medicaid and other | Group and Specialty
Segment Reporting Information [Line Items]
Premiums	12	21	19
Operating Segments | Medicaid and other | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid and other | Individual Commercial Segment
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Provider | Retail
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Provider | Group and Specialty
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Provider | Healthcare Services
Segment Reporting Information [Line Items]
Services	278	695	1,277
Operating Segments | Provider | Individual Commercial Segment
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | ASO and other | Retail
Segment Reporting Information [Line Items]
Services	6	8	37
Operating Segments | ASO and other | Group and Specialty
Segment Reporting Information [Line Items]
Services	643	658	741
Operating Segments | ASO and other | Healthcare Services
Segment Reporting Information [Line Items]
Services	1	1	1
Operating Segments | ASO and other | Individual Commercial Segment
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Retail
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Group and Specialty
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Healthcare Services
Segment Reporting Information [Line Items]
Services	31	30	99
Operating Segments | Pharmacy | Individual Commercial Segment
Segment Reporting Information [Line Items]
Services	0	0	0
Other Businesses
Segment Reporting Information [Line Items]
Premiums	38	35	51
Services	10	14	9
Total revenues-external customers	48	49	60
Total revenues	114	125	120
Investment income	66	76	60
Benefits	617	87	102
Operating costs	16	14	17
Depreciation and amortization	1	0	0
Total operating expenses	634	101	119
Income from operations	(520)	24	1
Gain on sale of business		0
Interest expense	0	0	0
Income before income taxes	(520)	24	1
Other Businesses | Individual Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	0	0	0
Other Businesses | Group Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	0	0	0
Other Businesses | Medicare stand-alone PDP
Segment Reporting Information [Line Items]
Premiums	0	0	0
Other Businesses | Total Medicare
Segment Reporting Information [Line Items]
Premiums	0	0	0
Other Businesses | Fully-insured
Segment Reporting Information [Line Items]
Premiums	0	0	0
Other Businesses | Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Other Businesses | Medicaid and other
Segment Reporting Information [Line Items]
Premiums	38	35	51
Other Businesses | Provider
Segment Reporting Information [Line Items]
Services	0	0	0
Other Businesses | ASO and other
Segment Reporting Information [Line Items]
Services	10	14	9
Other Businesses | Pharmacy
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate
Segment Reporting Information [Line Items]
Total revenues	(24,821)	(22,832)	(18,797)
Investment income	173	238	197
Benefits	(927)	(841)	(628)
Operating costs	(23,790)	(22,072)	(18,212)
Depreciation and amortization	(104)	(73)	(90)
Total operating expenses	(24,821)	(22,986)	(18,930)
Income from operations	0	154	133
Gain on sale of business		270
Interest expense	189	186	192
Income before income taxes	(189)	238	(59)
Intersegment revenues
Segment Reporting Information [Line Items]
Total revenues	(24,994)	(23,070)	(18,994)
Intersegment revenues | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Group and Specialty
Segment Reporting Information [Line Items]
Total revenues	22	20	18
Intersegment revenues | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	24,972	23,050	18,976
Intersegment revenues | Individual Commercial Segment
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Services
Segment Reporting Information [Line Items]
Total revenues	(19,001)	(18,147)	(15,245)
Intersegment revenues | Services | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Services | Group and Specialty
Segment Reporting Information [Line Items]
Total revenues	22	20	18
Intersegment revenues | Services | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	18,979	18,127	15,227
Intersegment revenues | Services | Individual Commercial Segment
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products
Segment Reporting Information [Line Items]
Total revenues	(5,993)	(4,923)	(3,749)
Intersegment revenues | Products | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products | Group and Specialty
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	5,993	4,923	3,749
Intersegment revenues | Products | Individual Commercial Segment
Segment Reporting Information [Line Items]
Total revenues	$ 0	$ 0	$ 0